Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non-marketable options [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance as at start of year	30	18
Granted during the year		19
Expired during the year	(2)	(3)
Forfeited during the year		(3)
Exercised during the year	(1)	(1)
Balance as at end of year	27	30